Capital Stock - Summary of Stock Option Information (Detail) - Equity Option [Member] - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Schedule Of Stock Option Activity [Line Items]
Options, Outstanding-beginning of year	263,175
Options, Granted	58,434	263,175
Options, Outstanding-end of year	321,609	263,175
Options, Exercisable-end of year	188,920	152,346
Weighted-Average Exercise Price, Outstanding-beginning of year	$ 4.16
Weighted-Average Exercise Price, Granted	5.39	$ 4.16
Weighted-Average Exercise Price, Outstanding-end of year	4.39	4.16
Weighted-Average Exercise Price, Exercisable-end of year	$ 4.13	$ 4.10